CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2012 Per ADS information (where 1 ADS represents 3 shares): USD ($)	Mar. 31, 2012 Per ADS information (where 1 ADS represents 3 shares): INR	Mar. 31, 2011 Per ADS information (where 1 ADS represents 3 shares): INR	Mar. 31, 2010 Per ADS information (where 1 ADS represents 3 shares): INR
Interest and dividend revenue:
Loans	$ 4,132.8		210,315.7		153,719.7		118,364.5
Trading securities	79.7		4,056.2		3,013.8		4,445.2
Available for sale securities	1,112.6		56,621.0		40,739.8		33,304.6
Other	128.6		6,547.1		4,778.7		2,537.0
Total interest and dividend revenue	5,453.7		277,540.0		202,252.0		158,651.3
Interest expense:
Deposits	2,491.3		126,783.1		80,216.3		69,854.0
Short-term borrowings	240.4		12,233.8		5,357.1		1,420.4
Long-term debt	235.6		11,988.5		8,224.9		6,052.6
Other	2.8		142.6		51.4		393.0
Total interest expense	2,970.1		151,148.0		93,849.7		77,720.0
Net interest revenue	2,483.6		126,392.0		108,402.3		80,931.3
Provision for credit losses	154.0		7,837.3		9,621.9		18,193.9
Net interest revenue after provision for credit losses	2,329.6		118,554.7		98,780.4		62,737.4
Non-interest revenue, net:
Fees and commissions	881.6		44,867.2		38,718.9		30,469.3
Trading securities gain/(loss), net	(3.0)		(154.7)		(598.3)		100.2
Realized gain/(loss) on sales of available for sale securities, net	(25.8)		(1,315.1)		375.7		4,574.9
Other than temporary impairment losses on available for sale securities	(25.5)		(1,299.2)		(186.7)		(445.5)
Foreign exchange transactions	148.0		7,531.5		12,283.4		5,091.6
Derivatives gain/(loss), net	54.8		2,788.7		(3,873.8)		2,911.0
Other, net	3.4		177.1		96.2		198.2
Total non-interest revenue, net	1,033.5		52,595.5		46,815.4		42,899.7
Total revenue, net	3,363.1		171,150.2		145,595.8		105,637.1
Non-interest expense:
Salaries and staff benefits	899.8		45,791.3		37,865.6		31,665.9
Premises and equipment	286.8		14,595.1		12,419.8		11,033.2
Depreciation and amortization	109.8		5,588.7		5,138.6		4,133.7
Administrative and other	570.0		29,009.5		24,387.6		17,808.6
Amortization of intangible assets	45.8		2,328.9		2,558.6		3,769.5
Total non-interest expense	1,912.2		97,313.5		82,370.2		68,410.9
Income before income tax	1,450.9		73,836.7		63,225.6		37,226.2
Income tax expense	468.2	[1]	23,828.7	[1]	21,698.3	[1]	12,338.4	[1]
Net income before noncontrolling interest	982.7		50,008.0		41,527.3		24,887.8
Less: Net income attributable to noncontrolling interest	4.4		224.6		330.4		317.1
Net income attributable to HDFC Bank Limited	$ 978.3		49,783.4		41,196.9		24,570.7
Per share information:
Earnings per share-basic	$ 0.42		21.30		17.84		11.26		$ 1.26	63.90	53.52	33.78
Earnings per share-diluted	$ 0.41		21.12		17.59		11.12		$ 1.23	63.36	52.77	33.36

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 2,955.3 million, Rs. 2,402.1 million and Rs.782.3 million for fiscals 2010, 2011 and 2012, respectively.